Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Accruals of provision for bad and doubtful debts	€ 65	€ 682	€ 759